Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 425	£ 797
Liabilities	314	319
Derivative financial instruments	182	430
Derivative financial instruments	243	367
Assets, Derivatives - in respect of net debt	273	518
Assets, Derivatives - other	152	279
Derivative financial instruments	235	278
Derivative financial instruments	79	41
Liabilities, Derivatives - in respect of net debt	182	172
Liabilities, Derivatives - other	132	147
Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	33	65
Liabilities	36	53
Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	221	444
Liabilities	35
Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	171	288
Liabilities	243	266
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	5	20
Liabilities	2
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	114	255
Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	188	251
Liabilities	70	100
Cash flow hedges [member] | Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	107	189
Liabilities	35
Cash flow hedges [member] | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	81	62
Liabilities	35	100
Net Investment Hedges | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	62	211
Liabilities	81	43
Held-for-trading | Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	28	45
Liabilities	34	53
Held-for-trading | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	28	15
Liabilities	£ 127	£ 123